Subsequent Events (Details)			1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 09, 2026 USD ($) $ / shares shares	Apr. 09, 2025	Apr. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jan. 31, 2026 USD ($)
Subsequent Events [Line Items]
Aggregate fair value | $							$ 1,900,000
Issuance of common stock warrants | $					$ 2,822,000	$ 121,000	3,545,000	$ 76,000
Aggregate outstanding balance | $							$ 530,000
Shares of warrants | shares							500,000
Warrants [Member]
Subsequent Events [Line Items]
Issuance of common stock warrants (in shares) | shares							1,748,829
Stock Issued During Period, Shares, New Issues | shares							1,748,829
SAFE [Member]
Subsequent Events [Line Items]
Aggregate principal amount | $							$ 2,400
SAFE [Member] | Warrants [Member]
Subsequent Events [Line Items]
Issuance of common stock warrants (in shares) | shares							234,249
Issuance of common stock warrants | $							$ 328,000
Stock Issued During Period, Shares, New Issues | shares							234,249
Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of common stock warrants (in shares) | shares			277,696
Short-term advance | $				$ 200,000	$ 200,000
Bearing interest				11.00%
Conversion ratio		0.005014
Common stock in private placement share | shares	10,777,268
Private placement purchase price | $ / shares	$ 3
Aggregate gross proceeds | $	$ 32,300,000
Shares of warrants | shares	862,183
Exercise price | $ / shares	$ 3
Aggregate grant date fair value | $	$ 1,500,000
Stock Issued During Period, Shares, New Issues | shares			277,696
Measured at fair value | $			$ 833,000
Derivative Liability Shares | shares			277,696
Derivative per share | $ / shares			$ 3
Subsequent Event [Member] | Related Party [Member]
Subsequent Events [Line Items]
Short-term advance | $									$ 330,000
Bearing interest				11.00%
Subsequent Event [Member] | SAFE [Member]
Subsequent Events [Line Items]
Shares of warrants | shares	6,443,076
Exercise price | $ / shares	$ 0.01
Aggregate grant date fair value | $	$ 10,000,000